CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Profit before tax	£ 3,356	£ 3,734
Adjustments for:
Change in operating assets	7,666	(6,945)
Change in operating liabilities	(390)	2,969
Non-cash and other items	(391)	(1,946)
Tax paid	(475)	(1,173)
Net cash provided by (used in) operating activities	9,766	(3,361)
Cash flows from investing activities
Purchase of financial assets	(8,250)	(6,050)
Proceeds from sale and maturity of financial assets	6,159	14,856
Purchase of fixed assets	(1,819)	(1,733)
Proceeds from sale of fixed assets	601	542
Acquisition of businesses, net of cash acquired		(26)
Disposal of businesses, net of cash disposed	107	7,622
Net cash provided by investing activities	(3,202)	15,211
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,100)	(10,422)
Distributions on other equity instruments	(139)	(135)
Dividends paid to non-controlling interests		(5)
Return of capital contribution	(3)
Interest paid on subordinated liabilities	(530)	(625)
Proceeds from issue of subordinated liabilities		201
Repayment of subordinated liabilities	(512)	(1,612)
Capital repayment to parent company		(1,800)
Borrowings from parent company	2,211	9,430
Repayments to parent company	(2,964)	(3,817)
Interest paid on borrowing from parent company	(383)	(322)
Net cash used in financing activities	(4,420)	(9,107)
Effects of exchange rate changes on cash and cash equivalents		1
Change in cash and cash equivalents	2,144	2,744
Cash and cash equivalents at beginning of period	39,723	60,982
Cash and cash equivalents at end of period	£ 41,867	63,726
Net cash provided by operating activities		(11,529)
Net cash from investing activities		60
Net cash used in financing activities		(682)
Change in cash and cash equivalents		£ (12,151)